Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	$ (342.3)				$ (315.9)				$ (342.3)	$ (315.9)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									24.6	(35.7)	24.8
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	1,210.6				1,178.1				1,210.6	1,178.1
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	1,186.6				1,162.6				1,186.6	1,162.6
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	883.1				868.5				883.1	868.5
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Net pension/post-retirement gains	0.8	0	0	0	44.0	0	0	23.5	1.1	107.6	0
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Pension and Other Post-retirement Benefits	20.0								20.0
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year				1,308.3				1,396.9	1,308.3	1,396.9
Plan participants' contributions									0.3	0.3
Actuarial loss/(gain)									86.7	(68.5)
Benefits paid, net									(91.3)	(87.4)
Plan amendments									0	0
Plan curtailments									(6.1)	(6.0)
Plan settlements									(1.6)	(6.4)
Net transfer due to acquisition									9.2	0
Foreign currency exchange rate changes									(17.8)	3.8
Benefit obligation at end of year	1,356.7				1,308.3				1,356.7	1,308.3	1,396.9
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year				1,012.3				937.2	1,012.3	937.2
Actual return on plan assets									86.4	103.9
Company contributions									39.1	66.1
Plan participants' contributions									0.3	0.3
Plan settlements									(1.6)	(6.4)
Benefits paid									(91.3)	(87.4)
Foreign currency exchange rate changes									(7.9)	(1.4)
Fair value of plan assets at end of year	1,037.3				1,012.3				1,037.3	1,012.3	937.2
Defined Benefit Plan, Funded Status of Plan	(319.4)				(296.0)				(319.4)	(296.0)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	8.1				13.6				8.1	13.6
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(6.7)				(6.6)				(6.7)	(6.6)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(320.8)				(303.0)				(320.8)	(303.0)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(319.4)				(296.0)				(319.4)	(296.0)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	308.5				269.5				308.5	269.5
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	0.3				0.5				0.3	0.5
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	308.8				270.0				308.8	270.0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax									0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax									63.4
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Effect of Foreign Currency, before Tax									(5.6)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax									(0.3)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax									(18.7)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									38.8
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year									23.6
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	80.7								80.7
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	79.9								79.9
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	80.9								80.9
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	86.6								86.6
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	81.4								81.4
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	398.9								398.9
Defined Benefit Plan, Accumulated Benefit Obligation	1,322.1				1,280.3				1,322.1	1,280.3
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost									14.4	27.1	26.7
Interest cost									54.6	48.5	55.8
Expected return on plan assets									(69.3)	(67.4)	(63.0)
Amortization of prior service cost									0.3	(0.2)	(5.5)
Amortization of unrecognized net loss									18.5	28.9	20.3
Net pension/post-retirement gains									0	37.4	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements									0.2	2.2	2.0
Net periodic benefit cost									18.7	1.7	36.3
Defined Benefit Plan, Amortization of Net Gains (Losses)									(9.9)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)									(0.3)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.70%				4.30%				3.70%	4.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.00%				2.50%				3.00%	2.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate									4.30%	3.60%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets									7.30%	7.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase									3.10%	2.50%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year				9.4				39.7	9.4	39.7
Plan participants' contributions									0	2.8
Actuarial loss/(gain)									(2.5)	(0.2)
Benefits paid, net									(1.6)	(5.8)
Plan amendments									(0.3)	(3.3)
Plan curtailments									(1.2)	(25.2)
Plan settlements									0	0
Net transfer due to acquisition									10.5	0
Foreign currency exchange rate changes									(0.9)	(0.4)
Benefit obligation at end of year	16.2				9.4				16.2	9.4	39.7
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year				0				0.4	0	0.4
Actual return on plan assets									0	0
Company contributions									1.6	2.6
Plan participants' contributions									0	2.8
Plan settlements									0	0
Benefits paid									(1.6)	(5.8)
Foreign currency exchange rate changes									0	0
Fair value of plan assets at end of year	0				0				0	0	0.4
Defined Benefit Plan, Funded Status of Plan	(16.2)				(9.4)				(16.2)	(9.4)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0				0				0	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(0.3)				(1.7)				(0.3)	(1.7)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(15.9)				(7.7)				(15.9)	(7.7)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(16.2)				(9.4)				(16.2)	(9.4)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	(4.4)				(2.2)				(4.4)	(2.2)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	(0.3)				0.1				(0.3)	0.1
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	(4.7)				(2.1)				(4.7)	(2.1)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax									(0.3)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax									(2.5)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Effect of Foreign Currency, before Tax									0.1
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax									0
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax									0.1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									(2.6)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year									0.3
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	0.3								0.3
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	0.3								0.3
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	0.4								0.4
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	0.5								0.5
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	0.5								0.5
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	3.2								3.2
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost									2.0	0.4	0.5
Interest cost									0.8	1.4	2.3
Expected return on plan assets									0	0	0
Amortization of prior service cost									0	(3.7)	(2.6)
Amortization of unrecognized net loss									(0.1)	(2.0)	(2.1)
Net pension/post-retirement gains					70.2				1.1	72.2	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements									0	0	0
Net periodic benefit cost									1.6	(76.1)	(1.9)
Defined Benefit Plan, Amortization of Net Gains (Losses)									0.9
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)									0.1
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.70%				4.90%				3.70%	4.90%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate									4.90%	3.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets										3.00%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Percent of Plan Assets	80.00%								80.00%
Equity Securities [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets									8.40%
Equity Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations									62.00%
Debt Securities [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets									3.50%
Debt Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations									37.00%
Other Defined Benefit Plan Assets [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations									1.00%
Fair Value, Inputs, Level 1 [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	306.9				278.9				306.9	278.9
Fair Value, Inputs, Level 1 [Member] | Equity Securities, United States [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	262.2				259.7				262.2	259.7
Fair Value, Inputs, Level 1 [Member] | Equity Securities, International [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	39.6				17.5				39.6	17.5
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0				0				0	0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0				0				0	0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0				0				0	0
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	5.1				1.7				5.1	1.7
Fair Value, Inputs, Level 1 [Member] | Other Defined Benefit Plan Assets [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0				0				0	0
Fair Value, Inputs, Level 2 [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	730.4				733.4				730.4	733.4
Fair Value, Inputs, Level 2 [Member] | Equity Securities, United States [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	78.6				91.4				78.6	91.4
Fair Value, Inputs, Level 2 [Member] | Equity Securities, International [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	264.4				292.0				264.4	292.0
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	317.5				253.5				317.5	253.5
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	36.8				25.2				36.8	25.2
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	26.7				29.4				26.7	29.4
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0				36.1				0	36.1
Fair Value, Inputs, Level 2 [Member] | Other Defined Benefit Plan Assets [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	6.4				5.8				6.4	5.8
Estimate of Fair Value, Fair Value Disclosure [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,037.3				1,012.3				1,037.3	1,012.3
Estimate of Fair Value, Fair Value Disclosure [Member] | Equity Securities, United States [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	340.8				351.1				340.8	351.1
Estimate of Fair Value, Fair Value Disclosure [Member] | Equity Securities, International [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	304.0				309.5				304.0	309.5
Estimate of Fair Value, Fair Value Disclosure [Member] | US Government Agencies Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	317.5				253.5				317.5	253.5
Estimate of Fair Value, Fair Value Disclosure [Member] | Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	36.8				25.2				36.8	25.2
Estimate of Fair Value, Fair Value Disclosure [Member] | Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	26.7				29.4				26.7	29.4
Estimate of Fair Value, Fair Value Disclosure [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	5.1				37.8				5.1	37.8
Estimate of Fair Value, Fair Value Disclosure [Member] | Other Defined Benefit Plan Assets [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	6.4				5.8				6.4	5.8
Restructuring Plan 2013 [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Net pension/post-retirement gains										$ 37.4